Concentrations of Credit Risk (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Huawei [Member]
Revenue from significant customers
Percentage	12.00%	7.00%	4.00%
Samsung [Member]
Revenue from significant customers
Percentage	7.00%	14.00%	25.00%